Leases - Future minimum lease payments (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
2020	$ 470	¥ 3,272
Total undiscounted cash flows	470	3,272
Less imputed interest	(28)	(192)
Total lease liabilities balance	$ 442	¥ 3,080